Long-Term Debt and Short-Term Borrowings - Credit Facilities and Other Credit Facilities (Details) € in Millions, ¥ in Billions	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Sep. 30, 2019 JPY (¥)
Debt instrument
Proceeds from divestiture of businesses		$ 0	$ 576,000,000	$ 236,000,000
Revolving credit facility | Bridge Loan
Debt instrument
Term of debt instrument (in days or in years)		364 days
Maximum borrowing capacity including portion subject to lender approval		$ 1,000,000,000
Revolving credit facility | Bridge Loan | Forecast
Debt instrument
Proceeds from divestiture of businesses	$ 1,000,000,000
The five-year credit facility and the 364-day credit facilities. | Revolving credit facility
Debt instrument
Current borrowing capacity		$ 3,000,000,000
Term of debt instrument (in days or in years)		5 years
Maximum increase available subject to lender approval		$ 1,000,000,000
Maximum borrowing capacity including portion subject to lender approval		4,000,000,000
364-day credit facility | Revolving credit facility
Debt instrument
Current borrowing capacity		$ 1,250,000,000
Term of debt instrument (in days or in years)		364 days
The five-year credit facility and the 364-day credit facilities | EBITDA Multiple Measurement Input | Revolving credit facility
Debt instrument
Required minimum EBITDA to Interest Ratio		3.0
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated		4
Actual EBITDA to Interest Ratio		20
Credit Facility expiring August 2021 | Japan subsidiary credit facility
Debt instrument
Principal amount | ¥						¥ 80
Credit Facility expiring November 2020 | Germany subsidiary credit facility
Debt instrument
Principal amount | €					€ 150
Stand alone letters of credit and bank guarantees
Debt instrument
Amount of stand alone letters of credit and bank guarantees outstanding utilized in connection with normal business activities		$ 266,000,000